Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Other Noncurrent Liabilities
	December 31,	December 31,
	2014	2013
	(in thousands)

Personnel related liabilities	1,059	$4,278
Defined benefit pension obligations, net (note 9)	7,466	3,536
Other non-current liabilities	4,654	3,384

	$13,179	$11,198